Investment in joint ventures (Details) - Schedule of financial information of joint venture - Promedical S.A [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment in joint ventures (Details) - Schedule of financial information of joint venture [Line Items]
Current assets	$ 10,324	$ 11,672
Non-current assets	3,136	2,551
Current liabilities	6,231	5,899
Non-current liabilities	795	1,890
Equity	6,434	6,434
Revenue	23,704	19,428
Profit/(loss) for the year	1,423	1,612
Total comprehensive income	$ 1,423	$ 1,612